UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of July 31, 2013 (Unaudited)

DWS Gold & Precious Metals Fund
	Shares	Value ($)
Common Stocks (a) 86.8%
Australia 7.6%
Medusa Mining Ltd.	468,221	972,466
Newcrest Mining Ltd.	743,011	8,171,095
OceanaGold Corp.* (b) (c)	806,705	1,280,235
Regis Resources Ltd.*	974,604	3,096,989

(Cost $18,497,418)		13,520,785
Canada 53.0%
Agnico-Eagle Mines Ltd.	125,249	3,561,993
AuRico Gold, Inc.	399,087	1,841,761
B2Gold Corp.* (c)	879,377	2,568,524
Barrick Gold Corp.	693,652	11,480,950
Colossus Minerals, Inc.* (c)	579,753	395,119
Continental Gold Ltd.*	330,505	1,309,664
Detour Gold Corp.*	214,692	2,132,079
Eldorado Gold Corp.	877,586	6,929,435
Franco-Nevada Corp. (c)	142,315	6,060,616
Goldcorp, Inc.	735,178	20,736,157
Kinross Gold Corp. (c)	1,227,446	6,381,620
Kirkland Lake Gold, Inc.*	284,951	965,465
New Gold, Inc.*	732,189	5,318,012
Osisko Mining Corp.* (c)	374,187	1,559,264
Pan American Silver Corp. (c)	86,161	1,093,056
Rubicon Minerals Corp.*	705,963	934,777
Silver Wheaton Corp.	392,144	9,018,052
Teranga Gold Corp. (CDI)* (d)	692,491	392,255
Torex Gold Resources, Inc.*	2,007,880	2,580,471
Yamana Gold, Inc.	861,323	8,998,146

(Cost $135,972,933)		94,257,416
Mexico 2.1%
Fresnillo PLC (e) (Cost $5,551,482)	238,052	3,709,934
Peru 0.8%
Compania de Minas Buenaventura SA (ADR) (Cost $3,740,429)	101,004	1,444,357
South Africa 8.8%
AngloGold Ashanti Ltd.	292,539	3,827,819
Gold Fields Ltd.	630,584	3,774,541
Harmony Gold Mining Co., Ltd.	504,291	1,901,197
Impala Platinum Holdings Ltd.	580,258	5,695,066
Sibanye Gold Ltd.* (c)	630,584	488,562

(Cost $35,543,063)		15,687,185
United Kingdom 5.9%
Polyus Gold International Ltd.	921,448	2,803,231
Randgold Resources Ltd.	103,994	7,669,420

(Cost $12,600,048)		10,472,651
United States 8.6%
Argonaut Gold, Inc.* (c)	257,620	1,708,103
Newmont Mining Corp.	333,696	10,010,880
Tahoe Resources, Inc.*	238,449	3,607,728

(Cost $20,688,738)		15,326,711

Total Common Stocks (Cost $232,594,111)		154,419,039
Exchange-Traded Funds 4.5%
ETFS Physical Palladium Trust*	19,391	1,380,639
SPDR Gold Trust*	51,606	6,603,504

Total Exchange-Traded Funds (Cost $6,106,950)		7,984,143

	Troy Ounces	Value ($)

Commodities 3.8%
Gold Bullion* (Cost $8,596,567)	5,171	6,853,104

	Shares	Value ($)

Securities Lending Collateral 7.4%
Daily Assets Fund Institutional, 0.10% (f) (g) (Cost $13,127,605)	13,127,605	13,127,605
Cash Equivalents 9.1%
Central Cash Management Fund, 0.05% (f) (Cost $16,249,934)	16,249,934	16,249,934

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $276,675,167) †	111.6	198,633,825
Other Assets and Liabilities, Net	(11.6)	(20,714,155)

Net Assets	100.0	177,919,670

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $300,241,726.  At July 31, 2013, net unrealized depreciation for all securities based on tax cost was $101,607,901.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,281,434 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $109,889,335.

(a)	Securities are listed in country of domicile.
(b)	Listed on the Toronto Stock Exchange.
(c)	All or a portion of these securities were on loan. The value of securities loaned at July 31, 2013 amounted to $12,209,468 which is 6.9% of net assets.
(d)	Listed on the Australian Securities Exchange.
(e)	Listed on the London Stock Exchange.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
ETFS: Exchange Traded Funds Securities
SPDR: Standard & Poor's Depositary Receipt

At July 31, 2013, open futures contracts purchased were as follows

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Gold 100 oz Futures	USD	12/27/2013	2	262,600	12,893
Platinum Futures	USD	10/29/2013	9	643,185	(11,101)
Silver Futures	USD	9/26/2013	7	686,980	(86,825)
Total net unrealized depreciation					(85,033)

Currency Abbreviation
USD	United States Dollar

At July 31, 2013, the DWS Gold & Precious Metals Fund had the following Quality Distribution:

Quality Distribution (As a % of Common Stocks)
Group breakdown of the Fund's common stocks
Group I:
Major producing companies	71%

Group II:
Medium established producers	3%

Group III:
Junior producers with medium cost production	8%

Group IV:
Companies with some production on stream or in start-up	3%

Group V:
Primarily exploration companies with or without mineral resources	6%

Group VI:
Royalty companies	9%
100%

Investment in Subsidiary

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary, DWS Cayman Precious Metals Fund, Inc., organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals; commodity-linked derivative instruments, such as swaps, futures; and exchange traded funds. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund.  As of July 31, 2013, the Fund held $16,459,397 in the Subsidiary, representing 9.3% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$1,280,235	$12,240,550	$—	$13,520,785
Canada	93,865,161	392,255	—	94,257,416
Mexico	—	3,709,934	—	3,709,934
Peru	1,444,357	—	—	1,444,357
South Africa	—	15,687,185	—	15,687,185
United Kingdom	—	10,472,651	—	10,472,651
United States	15,326,711	—	—	15,326,711
Exchange-Traded Funds	7,984,143	—	—	7,984,143
Commodities	6,853,104	—	—	6,853,104
Short-Term Investments(h)	29,377,539	—	—	29,377,539
Derivatives(i)
Futures Contracts	12,893	—	—	12,893
Total	$156,144,143	$42,502,575	$—	$198,646,718

Liabilities
Derivatives(i)
Futures Contracts	$(97,926)	$—	$—	$(97,926)
Total	$(97,926)	$—	$—	$(97,926)
There have been no transfers between fair value measurement levels during the period ended July 31, 2013.

(h)	See Consolidated Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on future contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Commodity Contracts	$(85,033)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013